Note 15 - Other Comprehensive Income (Loss)	12 Months Ended
Mar. 31, 2016
Notes to Financial Statements
Comprehensive Income (Loss) Note [Text Block]
15.      OTHER COMPREHENSIVE INCOME (LOSS)

Tax effects allocated to each component of other comprehensive income (loss) and reclassification adjustments for the years ended March 31, 2014, 2015 and 2016 are as follows:

	Thousands of Yen
	Before Tax Amount	Tax (Expense) Benefit	Net of Tax Amount

Year ended March 31, 2014:
Foreign currency translation adjustments	¥419,557	–	¥419,557
Unrealized holding gain (loss) on securities:
Amount arising during the period	1,656,759	¥(594,776)	1,061,983
Less: Reclassification adjustments for gains included in net income	(107,655)	41,232	(66,423)
Other	–	(7,421)	(7,421)
Net unrealized holding gain (loss) during the period	1,549,104	(560,965)	988,139
Defined benefit pension plans:
Amount arising during the period	63,775	(22,896)	40,879
Less: Reclassification adjustments for losses included in net income	369	(133)	236
Net defined benefit pension plans	64,144	(23,029)	41,115

Other comprehensive income (loss)	¥2,032,805	¥(583,994)	¥1,448,811

Year ended March 31, 2015:
Foreign currency translation adjustments	¥243,538	–	¥243,538
Unrealized holding gain (loss) on securities:
Amount arising during the period	124,370	¥(44,649)	79,721
Less: Reclassification adjustments for gains included in net income	(35,934)	12,900	(23,034)
Other	–	4,903	4,903
Net unrealized holding gain (loss) during the period	88,436	(26,846)	61,590
Defined benefit pension plans:
Amount arising during the period	(127,065)	45,616	(81,449)
Less: Reclassification adjustments for gains included in net income	(2,413)	862	(1,551)
Net defined benefit pension plans	(129,478)	46,478	(83,000)

Other comprehensive income (loss)	¥202,496	¥19,632	¥222,128

F- 43

	Thousands of Yen
	Before Tax Amount	Tax (Expense) Benefit	Net of Tax Amount

Year ended March 31, 2016:
Foreign currency translation adjustments	¥(67,652)	–	¥(67,652)
Unrealized holding gain (loss) on securities:
Amount arising during the period	(417,400)	¥128,977	(288,423)
Less: Reclassification adjustments for losses included in net income	3,965	(1,328)	2,637
Other	–	9,834	9,834
Net unrealized holding gain (loss) during the period	(413,435)	137,483	(275,952)
Defined benefit pension plans:
Amount arising during the period	(585,332)	192,576	(392,756)
Less: Reclassification adjustments for gains included in net income	(2,606)	944	(1,662)
Net defined benefit pension plans	(587,938)	193,520	(394,418)

Other comprehensive income (loss)	¥(1,069,025)	¥331,003	¥(738,022)

The changes in accumulated other comprehensive income (loss) by component for the years ended March 31, 2014, 2015 and 2016 are as follows:

	Thousands of Yen
	Unrealized holding gain on securities	Defined benefit pension plans	Foreign currency translation adjustments	Total
Year ended March 31, 2013:	¥495,217	¥(187,318)	¥(44,129)	¥263,770
Other comprehensive income before reclassifications	1,054,562	40,879	419,701	1,515,142
Amounts reclassified out of accumulated other comprehensive income	(66,423)	236	–	(66,187)
Other comprehensive income	988,139	41,115	419,701	1,448,955
Other	–	–	61	61
Year ended March 31, 2014:	¥1,483,356	¥(146,203)	¥375,633	¥1,712,786

	Thousands of Yen
	Unrealized holding gain on securities	Defined benefit pension plans	Foreign currency translation adjustments	Total
Year ended March 31, 2014:	¥1,483,356	¥(146,203)	¥375,633	¥1,712,786
Other comprehensive income before reclassifications	84,624	(81,449)	247,273	250,448
Amounts reclassified out of accumulated other comprehensive income	(23,034)	(1,551)	–	(24,585)
Other comprehensive income (loss)	61,590	(83,000)	247,273	225,863
Year ended March 31, 2015:	¥1,544,946	¥(229,203)	¥622,906	¥1,938,649

F- 44

	Thousands of Yen
	Unrealized holding gain on securities	Defined benefit pension plans	Foreign currency translation adjustments	Total
Year ended March 31, 2015:	¥1,544,946	¥(229,203)	¥622,906	¥1,938,649
Other comprehensive loss before reclassifications	(278,589)	(392,756)	(71,610)	(742,955)
Amounts reclassified out of accumulated other comprehensive income	2,637	(1,662)	–	975
Other comprehensive loss	(275,952)	(394,418)	(71,610)	(741,980)
Year ended March 31, 2016:	¥1,268,994	¥(623,621)	¥551,296	¥1,196,669

The amounts reclassified from accumulated other comprehensive income (loss) to the consolidated statements of income, with presentation location, for the years ended March 31, 2014, 2015 and 2016, are as follows:

	Thousands of Yen
	2014	2015	2016	Location

Other comprehensive income (loss) components:
Unrealized holding gain on securities	¥107,655	¥35,934	–	Net gain on sales of other investments
	–	–	¥(3,965)	Impairment of other investments
	(41,232)	(12,900)	1,328	Income tax expense
	66,423	23,034	(2,637)	Net income
Defined benefit pension plans	(369)	2,413	2,606	Net periodic pension costs (Note 13)
	133	(862)	(944)	Income tax expense
	(236)	1,551	1,662	Net income
Total amount reclassified	¥66,187	¥24,585	¥(975)